QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2025
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)
A summary of selected quarterly results of operations for the years ended December 31 follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share amounts)
2025
Interest income	$66,144	$66,878	$69,290	$67,425
Net interest income	43,685	44,615	45,361	46,354
Provision for credit losses	721	1,500	1,991	1,923
Income before income tax	19,126	20,678	21,176	20,311
Net income	15,590	16,877	17,502	18,572

Net income per common share
Basic	0.74	0.81	0.85	0.90
Diluted	0.74	0.81	0.84	0.89

2024
Interest income	$65,126	$66,338	$68,334	$66,978
Net interest income	40,197	41,346	41,854	42,851
Provision for credit losses	744	19	1,488	2,217
Income before income tax	19,821	23,166	17,291	22,768
Net income	15,991	18,528	13,810	18,461

Net income per common share
Basic	0.77	0.89	0.66	0.88
Diluted	0.76	0.88	0.65	0.87
QUARTERLY SUMMARY (UNAUDITED)

	Reported Sales Prices of Common Shares						Cash Dividends Declared
	2025			2024
	High	Low	Close	High	Low	Close	2025	2024
First quarter	$37.13	$29.75	$30.79	$27.34	$22.80	$25.35	$0.26	$0.24
Second quarter	33.07	26.75	32.41	27.88	22.53	27.00	0.26	0.24
Third quarter	34.72	29.63	30.98	35.97	25.46	33.35	0.26	0.24
Fourth quarter	35.67	29.83	32.53	40.32	30.95	34.83	0.26	0.24
We have approximately 1,100 holders of record of our common stock. Our common stock trades on the NASDAQ Global Select Market System under the symbol “IBCP.” The prices shown above are supplied by NASDAQ and reflect the inter-dealer prices and may not include retail markups, markdowns or commissions. There may have been transactions or quotations at higher or lower prices of which we are not aware.
In addition to limitations imposed by the provisions of the Michigan Business Corporation Act (which, among other things, limits us from paying dividends to the extent we are insolvent), our ability to pay dividends is limited by our ability to obtain funds from our Bank and by regulatory capital guidelines applicable to us (see note #20).